REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Jun. 30, 2020
REVENUE FROM CONTRACTS WITH CUSTOMERS
Summary of disaggregated revenue information

	Year ended June 30, 2020
	PRC	Non-PRC	Total
Integrated solutions contracts revenue	$369,162	45,110	414,272
Product sales	18,956	1,188	20,144
Maintenance service revenue	50,317	15,724	66,041
Extended warranty service revenue	2,870	—	2,870

Total	$441,305	62,022	503,327

Summary of contract assets and contract liabilities

	June 30, 20 19	June 30, 20 20
Contract assets, current	$214,289	194,511
Contract assets, non-current	6,390	7,026
Contract liabilities	141,385	139,242